BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Summary of Information Pertaining to Borrowings

Information pertaining to borrowings is summarized in the table below as of the dates presented:

	September 30, 2014		December 31, 2013
(dollars in thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Short-term borrowings
Securities sold under repurchase agreements	$23,084	0.01%	$33,847	0.01%
Short-term borrowings	265,000	0.29%	140,000	0.30%

Total short-term borrowings	288,084	0.27%	173,847	0.24%
Long-term borrowings
Other long-term borrowings	20,042	2.97%	21,810	3.01%
Junior subordinated debt securities	45,619	2.69%	45,619	2.70%

Total long-term borrowings	65,661	2.78%	67,429	2.80%

Total Borrowings	$353,745	0.73%	$241,276	0.96%